Financial Instruments	12 Months Ended
Dec. 31, 2015
Financial Instruments [Abstract]
Financial Instruments
8. Financial Instruments
The Partnership had entered into fourteen interest rate swap agreements in order to mitigate the exposure from interest rate fluctuations.  During the year ended December 31, 2013, the Partnership's remaining interest rate swap agreements expired. During the years ended December 31, 2015 and 2014, the Partnership did not enter into any interest rate swap agreement.

The table below shows the effective portion of the hedging relationship of the Partnership's derivatives designated as hedging instruments recognized in Other Comprehensive Income (“OCI”), the realized losses from net interest rate settlements transferred from OCI into the Partnership's consolidated statements of comprehensive income and the amounts recognized in the consolidated statements of comprehensive income arising from the hedging relationships not qualifying for hedge accounting for the year ended December 31, 2013, as for the years ended December 31, 2015 and 2014 there were no such transactions:

Derivatives designated in cash flow hedging relationships recognized in OCI (Effective Portion)	Change in Fair Value of Hedging instrument recognized in OCI (Effective Portion)			Location of Gain/(loss) Reclassified into consolidated statements of comprehensive /income (Effective Portion)	Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)			Amount of Gain recorded in OCI (Effective Portion)			Location of Gain/(loss) Recognized in the consolidated statements of comprehensive /income (ineffective portion)	Amount of Gain/(Loss) recognized in the consolidated statements of comprehensive / income
	2015	2014	2013		2015	2014	2013	2015	2014	2013		2015	2014	2013

Interest rate swaps	-	-	(4)	Interest expense and finance cost	-	-	(466)	-	-	462		-	-	4

The Partnership follows the accounting guidance for financial instruments that establishes a framework for measuring fair value under generally accepted accounting principles, and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1: Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date;
Level 2: Inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly;
Level 3: Inputs are unobservable inputs for the asset or liability.
The carrying value of cash and cash equivalents and restricted cash, which are considered Level 1 items as they represent liquid assets with short-term maturities, trade receivables, due from related parties, due to related parties, trade accounts payable and accrued liabilities approximates their fair value. The fair values of long-term variable rate bank loans approximate the recorded values, due to their variable interest being the LIBOR and due to the fact the lenders have the ability to pass on their funding cost to the Partnership under certain circumstances, which reflects their current assessed risk. We believe the terms of our loans are similar to those that could be procured as of December 31, 2015. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence bank loans are considered Level 2 items in accordance with the fair value hierarchy. When the Partnership enters into interest swaps agreements the respective interest rate swaps are recorded at fair value on the consolidated balance sheet.
The fair value of the Partnership's interest rate swaps was the estimated value of the swap agreements at the reporting date, taking into account current interest rates and the forward yield curve and the creditworthiness of the Partnership and its counterparties.